1933 Act
                                                                     Rule 497(j)

May 4, 2005                                                            VIA EDGAR
                                                                       ---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE:      PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
         PHOENIX LIFE INSURANCE COMPANY
         REGISTRATION NOS. 333-47862 AND 811-03488

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information does not differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on April 25, 2005.

If you have any questions concerning this filing, please call the undersigned at 860/403-5862.

Very truly yours,



/s/ Joseph P. DeCresce
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Joseph P. DeCresce, Counsel